Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Current taxes
Domestic	₨ 17,987		₨ 18,500	₨ 21,089
Foreign	5,663		7,834	5,412
Current taxes	23,650		26,334	26,501
Deferred taxes
Domestic	(180)		3	(63)
Foreign	1,772		(3,947)	(1,225)
Deferred taxes	1,592		(3,944)	(1,288)
Income tax expense	₨ 25,242	$ 365	₨ 22,390	₨ 25,213